Notes Receivable, net and Other (Narrative) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($) a	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($) a	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 10, 2019 a
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cash interest income	$ 0		$ 0
Discount amortization	137,000		272,000		$ 119,000
Interest income	41,000	$ 785,000	652,000	$ 1,566,000	$ 3,067,000	$ 3,952,000	$ 2,202,000
Future ownership rights of parking parcel
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	74,000		147,000
Free use of parking easement prior to development commencement
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortization expense	$ 0		$ 117,000
Parking Lot Adjacent to Hilton St. Petersburg Bayfront Hotel | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Accounts, Notes, Loans and Financing Receivable [Line Items]
Area of property | a		1.65		1.65				1.65